Intangible Assets, Net (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 120,011	$ 16,765	¥ 106,311